Senior Secured Convertible Note (Tables)	12 Months Ended
Jul. 31, 2022
Senior Secured Convertible Note [Abstract]
Schedule of senior secured convertible note
	Pre- Amendment July 12, 2022	Pre- Amendment July 12, 2022	July 31, 2021	July 31, 2021
Senior Secured Convertible Note	US$	$	US$	$
Opening balance, beginning of the year	364,847	454,673	-	-
Issued at fair value	-	-	407,284	491,714
Early conversions	-	-	(413)	(497)
Redemptions	(177,017)	(223,148)	(27,500)	(33,525)
Gain on fair value adjustment	11,925	15,784	(14,524)	(18,100)
Foreign exchange loss	-	12,672	-	15,081
Balance upon amendment July 31, 2022 (Note 20) / Balance end of period (July 31, 2021)	199,755	259,981	364,847	454,673
Unrecognized Day 1 Loss
Opening balance, beginning of the year	(72,214)	(86,974)	-	-
Unrecognized loss deferred at issuance	-	-	(79,684)	(96,203)
Recognized loss during the period	72,214	86,974	7,470	9,229
Ending balance, end of the period	-	-	(72,214)	(86,974)
Total balance, end of period, net	199,755	259,981	292,633	367,699

Schedule of fair value of the note classified as level 2 in fair value hierarchy
	As at July 12, 2022	As at July 31, 2021	Initial recognition May 21, 2021
Share price	US$0.20	US$3.98	US$6.53
Dividend	$nil	$nil	$nil
Volatility	81%	85%	85%
Risk free rate	3.57%	0.327%	0.227%
Credit spread	38.57%	15.44%	16.06%

Schedule of detailed information about extinguishment of debt
$
Carrying value of Senior secured convertible note pre-amendment	259,981
Fair value of common shares and share rights issued on amendment	(17,900)
Transaction costs	(12,987)
Fair value of Amended senior secured convertible note	(208,560)
Net gain on extinguishment of debt	20,534